Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Investment properties	$ 80,196	$ 51,357
Equity accounted investments	22,698	19,761
Participating loan interests	268	517
Property, plant and equipment	7,506	5,457
Goodwill	1,109	1,079
Intangible assets	1,179	1,188
Other non-current assets	1,856	898
Loans and notes receivable	594	178
Total non-current assets	115,406	80,435
Current assets
Loans and notes receivable	461	7
Accounts receivable and other	2,361	981
Cash and cash equivalents	3,288	1,491
Total current assets	6,110	2,479
Assets held for sale	1,004	1,433
Total assets	122,520	84,347
Non-current liabilities
Debt obligations	57,937	30,749
Capital securities	2,865	2,839
Other non-current liabilities	2,294	918
Deferred tax liabilities	2,378	2,888
Total non-current liabilities	65,474	37,394
Current liabilities
Debt obligations	5,874	6,135
Capital securities	520	1,326
Accounts payable and other liabilities	3,749	3,052
Total current liabilities	10,143	10,513
Liabilities associated with assets held for sale	163	1,316
Total liabilities	75,780	49,223
Equity
Limited partners	12,353	7,395
General partner	4	6
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	12,740	14,500
Limited partnership units of Brookfield Office Properties Exchange LP	96	285
Class A shares of Brookfield Property REIT Inc. (“BPR”)	3,091	0
Interests of others in operating subsidiaries and properties	18,456	12,938
Total equity	46,740	35,124
Total liabilities and equity	$ 122,520	$ 84,347